Expense Example - Segall Bryant & Hamill Emerging Markets Fund	Jun. 30, 2026 USD ($)
Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	420
Expense Example, with Redemption, 5 Years	868
Expense Example, with Redemption, 10 Years	2,114
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	699
Expense Example, with Redemption, 10 Years	$ 1,702